Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay versus Performance

The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted Consolidated EBITDA over such years in accordance with SEC rules.

Pay Versus Performance Table
	Summary		Average summary compensation table total for	Average compensation actually paid to	Value of initial fixed $100 investment based on:
Year(a)(1)	compensation table total for PEO(b)(2)	Compensation actually paid to PEO(c)(3)	non-PEO named executive officers(d)(2)	non-PEO named executive officers(e)(3)	Total shareholder return(f)(4)	Peer group total shareholder return(g)(4)	Net income (h)(5)	Adjusted Consolidated EBITDA(i)(6)
2022	12,810,392	(19,755,647)	5,421,332	(8,792,406)	87.45	120.45	$649.0 million	$2,006.1 million
2021	22,981,889	28,938,956	9,169,220	8,831,721	135.93	153.97	$800.6 million	$2,064.8 million
2020	14,514,142	21,049,494	6,033,595	9,268,227	119.51	118.07	$625.2 million	$1,854.0 million

Named Executive Officers, Footnote [Text Block]	(1) For each of the years presented above, William Stone was our Principal Executive Officer (PEO). Average compensation for non-PEO named executive officers includes the following individuals: (i) for 2022, Rahul Kanwar, Patrick Pedonti and Jason White; (ii) for 2021, Rahul Kanwar, Patrick Pedonti, Jason White and Joseph Frank; and (iii) for 2020, Rahul Kanwar, Patrick Pedonti and Joseph Frank.
Peer Group Issuers, Footnote [Text Block]	(4) TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group utilized for purposes of TSR is the Nasdaq Technology Dividend TR Index, as set forth in Item 5 of our Annual Report on Form 10-K filed for the fiscal year ending December 31, 2022.
PEO Total Compensation Amount	$ 12,810,392	$ 22,981,889	$ 14,514,142
PEO Actually Paid Compensation Amount	$ (19,755,647)	28,938,956	21,049,494
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see page 46 of this proxy statement.
	2022		2021		2020
	Principal Executive Officer	Non-PEO Named Executive Officers	Principal Executive Officer	Non-PEO Named Executive Officers	Principal Executive Officer	Non-PEO Named Executive Officers
Summary Compensation Table Total	12,810,392	5,421,332	22,981,889	9,169,220	14,514,142	6,033,595
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,102,003)	(3,376,434)	(14,098,500)	(5,554,267)	(4,130,754)	(1,866,489)
Plus Fair Value for Awards Granted in the Covered Year	—	—	17,746,729	6,117,560	4,145,232	1,873,031
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(18,488,803)	(8,035,918)	2,409,684	721,405	5,968,642	2,949,874
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(5,975,233)	(2,801,386)	(100,846)	(89,588)	552,232	278,216
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	(1,532,609)	—	—
Compensation Actually Paid	(19,755,647)	(8,792,406)	28,938,956	8,831,721	21,049,494	9,268,227
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. The assumptions included in the fair value of equity awards included in the calculation of Compensation Actually Paid differ from those previously disclosed as of the grant date of such awards primarily due to the lapse of time following the date of grant and, in the case of stock options, the resulting decrease in the expected term of the options. The decrease in expected term of the options also impacts the determination of the expected volatility and risk-free interest rate.
Non-PEO NEO Average Total Compensation Amount	$ 5,421,332	9,169,220	6,033,595
Non-PEO NEO Average Compensation Actually Paid Amount	$ (8,792,406)	8,831,721	9,268,227
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for fiscal year 2022, see page 46 of this proxy statement.
	2022		2021		2020
	Principal Executive Officer	Non-PEO Named Executive Officers	Principal Executive Officer	Non-PEO Named Executive Officers	Principal Executive Officer	Non-PEO Named Executive Officers
Summary Compensation Table Total	12,810,392	5,421,332	22,981,889	9,169,220	14,514,142	6,033,595
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(8,102,003)	(3,376,434)	(14,098,500)	(5,554,267)	(4,130,754)	(1,866,489)
Plus Fair Value for Awards Granted in the Covered Year	—	—	17,746,729	6,117,560	4,145,232	1,873,031
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(18,488,803)	(8,035,918)	2,409,684	721,405	5,968,642	2,949,874
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(5,975,233)	(2,801,386)	(100,846)	(89,588)	552,232	278,216
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	(1,532,609)	—	—
Compensation Actually Paid	(19,755,647)	(8,792,406)	28,938,956	8,831,721	21,049,494	9,268,227
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. The assumptions included in the fair value of equity awards included in the calculation of Compensation Actually Paid differ from those previously disclosed as of the grant date of such awards primarily due to the lapse of time following the date of grant and, in the case of stock options, the resulting decrease in the expected term of the options. The decrease in expected term of the options also impacts the determination of the expected volatility and risk-free interest rate.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID COMPARED TO TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID COMPARED TO NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID COMPARED TO ADJUSTED CONSOLIDATED EBITDA
Tabular List [Table Text Block]	The most important financial performance measures used to link compensation for the most recently completed fiscal year were the following:
Adjusted Revenues
Adjusted Consolidated EBITDA
Adjusted Operating Income
Adjusted Net Income
Adjusted EPS
Operating Cash Flow
Adjusted Organic Revenue

These financial measures generally reflect those used internally to measure the Company’s performance and represent key drivers of sustainable stockholder value creation for our Company. We do not consider any one of the above performance measures to be the most important financial measure for our executive compensation design. However, for purposes of the table above, we have deemed Adjusted Consolidated EBITDA as our “most important” financial measure used to link our NEO’s compensation with performance because it is a key component of our 2022 annual bonus program and critical indicator of the Company’s growth and financial health used by our investors and stockholders. For more detail on we link these measures with performance of our NEOs, see “Compensation Discussion and Analysis — Design and Structure of Executive Compensation” on page 43 of this proxy statement.

Total Shareholder Return Amount	$ 87.45	135.93	119.51
Peer Group Total Shareholder Return Amount	120.45	153.97	118.07
Net Income (Loss)	$ 649,000,000	$ 800,600,000	$ 625,200,000
Company Selected Measure Amount	2,006,100,000	2,064,800,000	1,854,000,000
PEO Name	William Stone
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Consolidated EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Organic Revenue
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,376,434)	$ (5,554,267)	$ (1,866,489)
Plus Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,117,560	1,873,031
Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,035,918)	721,405	2,949,874
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,801,386)	(89,588)	278,216
Less Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,532,609)	0
William Stone [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	12,810,392	22,981,889	14,514,142
PEO Actually Paid Compensation Amount	(19,755,647)	28,938,956	21,049,494
William Stone [Member] | Less Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,102,003)	(14,098,500)	(4,130,754)
William Stone [Member] | Plus Fair Value for Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	17,746,729	4,145,232
William Stone [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,488,803)	2,409,684	5,968,642
William Stone [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,975,233)	(100,846)	552,232
William Stone [Member] | Less Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0